Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Positions For Commodities Related To Natural Gas Midstream Revenues And Cost Of Midstream Gas Purchased

	Average Volume Per Day		Swap Price		Weighted Average Price		Fair Value at December 31, 2011
					Put	Call
NGL – natural gasoline collar	(gallons	)			(per gallon)
First quarter 2012 through fourth quarter 2012	54,000				$1.75	$2.02	$(4,767)

Crude oil swap	(barrels	)	(per barrel	)
First quarter 2012 through fourth quarter 2012	600		$88.62				(2,201)

Natural gas purchase swap	(MMBtu	)	(MMBtu	)
First quarter 2012 through fourth quarter 2012	4,000		$5.195				(2,829)

Settlements to be paid in subsequent period							(812)

Schedule Of Positions For Interest Rate Swap

	Notional Amounts (in millions)	Swap Interest Rates (1)		Fair Value at December 31, 2011
Term		Pay	Receive
January 2012 – December 2012	$100.0	2.09%	LIBOR	$(1,433)

(1)	References to LIBOR represent the 3-month rate.

Effects Of Derivative Activities And Location Of Gains And Losses On Income Statement

	Location of gain (loss) on derivatives recognized in income	Year Ended December 31,
		2011	2010	2009
Derivatives not designated as hedging instruments:
Interest rate contracts (1)	Interest expense	—	(1,090)	(3,356)
Interest rate contracts	Derivatives	(851)	(7,930)	(4,306)
Commodity contracts	Derivatives	(12,591)	(14,563)	(15,408)

Total decrease in net income resulting from derivatives		$(13,442)	$(23,583)	$(23,070)

Realized and unrealized derivative impact:
Cash received (paid) for commodity and interest rate contract settlements	Derivatives	$(25,688)	$(10,075)	$3,000
Cash paid for interest rate contract settlements	Interest expense	—	—	(370)
Unrealized derivative losses (2)		12,246	(13,508)	(25,700)

Total decrease in net income resulting from derivatives		$(13,442)	$(23,583)	$(23,070)

(1)	This represents Interest Rate Swap amounts reclassified out of AOCI and into earnings. During 2008 and 2009 we discontinued hedge accounting for various Interest Rate Swaps at different times. By the first quarter of 2009 we discontinued hedge accounting for the remaining Interest Rate Swaps. During 2009 we reclassified $0.4 million out of AOCI relating to actual hedge settlements accounted for under hedge accounting. During 2011, 2010 and 2009 we reclassified $0.3 million, $1.8 million and $3.0 million for remaining AOCI that have been reclassified into earnings in the same period or periods relating to Interest Rate Swaps not designated for hedge accounting.
(2)	This activity represents unrealized gains in the natural gas midstream, cost of midstream gas purchased, interest expense and derivatives lines on our consolidated statements of income.

Summary Of Fair Value Of Derivative Instruments

		Fair Values as of December 31, 2011		Fair Values as of December 31, 2010
	Balance Sheet Location	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Derivatives not designated as hedging instruments:
Interest rate contracts	Derivative assets/liabilities – current	$—	$1,433	$—	$7,647
Interest rate contracts	Derivative assets/liabilities – noncurrent	—	—	—	1,037
Commodity contracts	Derivative assets/liabilities – current	—	10,609	—	11,869
Commodity contracts	Derivative assets/liabilities – noncurrent	—	—	—	4,070

Total derivatives not designated as hedging instruments		$—	$12,042	$—	$24,623

Total fair value of derivative instruments		$—	$12,042	$—	$24,623

Schedule Of Effect Of Interest Rate Swap On Total Interest Expense

	Year Ended December 31,
Source	2011	2010	2009
Interest on Revolver	$(15,352)	$(11,614)	$(16,546)
Interest on Senior Notes	(24,750)	(16,706)	—
Debt issuance costs	(5,779)	(5,278)	(4,392)
Bank fees	(1,748)	(1,294)	(585)
Interest rate swaps	—	(1,090)	(3,356)
Capitalized interest (1)	3,342	391	226

Total interest expense	$(44,287)	$(35,591)	$(24,653)

(1)	Capitalized interest primarily relates to the construction efforts on the Marcellus Shale and Panhandle systems.